Significant Accounting Judgments, Estimates, and Assumptions	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgments, Estimates, and Assumptions [Abstract]
Significant accounting judgments, estimates, and assumptions
5	Significant accounting judgments, estimates, and assumptions

The preparation of the financial statements requires Management to makes judgments and estimates and adopt assumptions that impact the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the year, however, the uncertainty about these assumptions and estimates could result in substantial adjustments to the carrying amount of asset or liability impacted in future periods.

In the process of applying the Company’s accounting policies, Management has made the following judgments, which have the most significant impact on the amounts recognized in the financial statements, as disclosed in the following notes to these financial statements:

Accounting policy	Notes

Impairment	7.3, 12.1, 12.1.1, 13.2 and 13.3

Inventories: inventory allowance	8.2

Recoverable taxes: expected realization of tax credits	9

Leasing operations: determination of the lease term and incremental interest rate	14.2

Measurement of the fair value of derivatives and other financial instruments	16.8

Provision for legal proceedings: record of provision for claims with likelihood assessed as probable loss estimated with a certain degree of reasonability	17

Income tax: provisions based on reasonable estimates, including uncertain tax treatments	17.4.1 and 19

Share-based payments: estimate of fair value of operations base on a valuation model	20.6